Share Capital - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices (Detail)		9 Months Ended
		Sep. 30, 2019 shares $ / shares	Sep. 30, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding		1,715,079	1,715,079
Weighted average remaining contractual life of outstanding share options		5 years 3 months 25 days
Options Outstanding, Options Exercisable		717,613	717,613
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	[1]	861,037	861,037	875,433	591,609
Weighted average remaining contractual life of outstanding share options		4 years 4 months 13 days
Options Outstanding, Options Exercisable		467,826	467,826
Canadian Dollar [Member] | $3.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 3.28
Options Outstanding, Number Outstanding		31,498	31,498
Weighted average remaining contractual life of outstanding share options		5 years 11 months 1 day
Options Outstanding, Options Exercisable		31,498	31,498
Canadian Dollar [Member] | $4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 4.50
Options Outstanding, Number Outstanding		18,936	18,936
Weighted average remaining contractual life of outstanding share options		3 years 6 months 10 days
Options Outstanding, Options Exercisable		18,936	18,936
Canadian Dollar [Member] | $4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 4.54
Options Outstanding, Number Outstanding		743,122	743,122
Weighted average remaining contractual life of outstanding share options		7 years 1 month 27 days
Options Outstanding, Options Exercisable		349,909	349,909
Canadian Dollar [Member] | $4.80 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 4.80
Options Outstanding, Number Outstanding		3,040	3,040
Weighted average remaining contractual life of outstanding share options		11 months 15 days
Options Outstanding, Options Exercisable		3,040	3,040
Canadian Dollar [Member] | $7.49 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 7.49
Options Outstanding, Number Outstanding		5,590	5,590
Weighted average remaining contractual life of outstanding share options		5 years 9 months 7 days
Options Outstanding, Options Exercisable		5,590	5,590
Canadian Dollar [Member] | $9.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 9.00
Options Outstanding, Number Outstanding		11,481	11,481
Weighted average remaining contractual life of outstanding share options		5 years 9 months 7 days
Options Outstanding, Options Exercisable		11,481	11,481
Canadian Dollar [Member] | $9.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 9.60
Options Outstanding, Number Outstanding		1,105	1,105
Weighted average remaining contractual life of outstanding share options		1 year 7 days
Options Outstanding, Options Exercisable		1,105	1,105
Canadian Dollar [Member] | $11.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 11.70
Options Outstanding, Number Outstanding		6,667	6,667
Weighted average remaining contractual life of outstanding share options		1 year 2 months 8 days
Options Outstanding, Options Exercisable		6,667	6,667
Canadian Dollar [Member] | $12.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 12.00
Options Outstanding, Number Outstanding		1,948	1,948
Weighted average remaining contractual life of outstanding share options		1 year 2 months 4 days
Options Outstanding, Options Exercisable		1,948	1,948
Canadian Dollar [Member] | $30.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 30.00
Options Outstanding, Number Outstanding		28,260	28,260
Weighted average remaining contractual life of outstanding share options		1 year 10 months 24 days
Options Outstanding, Options Exercisable		28,260	28,260
Canadian Dollar [Member] | $30.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 30.60
Options Outstanding, Number Outstanding		2,096	2,096
Weighted average remaining contractual life of outstanding share options		1 year 2 months 23 days
Options Outstanding, Options Exercisable		2,096	2,096
Canadian Dollar [Member] | $32.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 32.40
Options Outstanding, Number Outstanding		810	810
Weighted average remaining contractual life of outstanding share options		1 year 3 months 29 days
Options Outstanding, Options Exercisable		810	810
Canadian Dollar [Member] | $41.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 41.70
Options Outstanding, Number Outstanding		658	658
Weighted average remaining contractual life of outstanding share options		2 months 15 days
Options Outstanding, Options Exercisable		658	658
Canadian Dollar [Member] | $45.30 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 45.30
Options Outstanding, Number Outstanding		560	560
Weighted average remaining contractual life of outstanding share options		10 months 13 days
Options Outstanding, Options Exercisable		560	560
Canadian Dollar [Member] | $51.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares			$ 51.60
Options Outstanding, Number Outstanding		5,266	5,266
Weighted average remaining contractual life of outstanding share options		8 months 8 days
Options Outstanding, Options Exercisable		5,268	5,268
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	[1]	854,042	854,042	50,349
Weighted average remaining contractual life of outstanding share options		6 years 3 months 10 days
Options Outstanding, Options Exercisable		249,787	249,787
US Dollar [Member] | $1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 1.55
Options Outstanding, Number Outstanding		50,349	50,349
Weighted average remaining contractual life of outstanding share options		2 years 2 months 19 days
Options Outstanding, Options Exercisable		50,349	50,349
US Dollar [Member] | $2.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 2.20
Options Outstanding, Number Outstanding		469,420	469,420
Weighted average remaining contractual life of outstanding share options		6 years 9 months 14 days
Options Outstanding, Options Exercisable		2,165	2,165
US Dollar [Member] | $3.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 3.40
Options Outstanding, Number Outstanding		294,273	294,273
Weighted average remaining contractual life of outstanding share options		6 years 7 months 13 days
Options Outstanding, Options Exercisable		197,273	197,273
US Dollar [Member] | $3.72 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 3.72
Options Outstanding, Number Outstanding		40,000	40,000
Weighted average remaining contractual life of outstanding share options		2 years 11 months 12 days

[1]	After giving consideration for 30:1 share consolidation effected June 2018.